Item 1  Schedule of Investments


 T. Rowe Price Financial Services Fund
 Unaudited                                                 March 31, 2005
 PORTFOLIO OF INVESTMENTS (1)                          Shares       Value
 (Cost and value in $ 000s)

 COMMON STOCKS  94.0%
 FINANCIALS  89.6%
 Capital Markets  37.0%
 Affiliated Managers Group *                           38,000        2,357

 AmeriTrade *                                          510,000       5,207

 Bank of New York                                      587,000       17,052

 Credit Suisse Group (CHF) *                           120,000       5,154

 Franklin Resources                                    206,000       14,142

 Goldman Sachs                                         35,700        3,927

 Legg Mason                                            235,500       18,402

 Lehman Brothers                                       128,000       12,053

 Mellon Financial                                      612,400       17,478

 Merrill Lynch                                         129,000       7,301

 Morgan Stanley                                        323,000       18,492

 National Financial Partners                           25,000        995

 State Street                                          433,000       18,931

                                                                     141,491

 Commercial Banks  14.7%
 Anglo Irish Bank (EUR)                                250,000       6,257

 Bank of Ireland (EUR)                                 525,000       8,292

 Boston Private Financial                              147,000       3,491

 Royal Bank of Scotland (GBP)                          510,000       16,219

 Silicon Valley Bancshares *                           175,000       7,711

 Texas Capital Bancshares *                            150,000       3,150

 U.S. Bancorp                                          275,000       7,925

 UCBH Holdings                                         82,000        3,272

                                                                     56,317

 Consumer Finance  1.6%
 American Express                                      24,000        1,233

 First Marblehead *                                    82,200        4,729

                                                                     5,962

 Diversified Financial Services  9.4%
 Citigroup                                             396,200       17,805

 J.P. Morgan Chase                                     466,000       16,124

 Principal Financial Group                             55,000        2,117

                                                                     36,046

 Insurance  17.1%
 Ambac                                                 20,200        1,510

 American International Group                          110,300       6,112

 Assurant                                              208,200       7,016

 Axis Capital Holdings                                 120,800       3,266

 Berkshire Hathaway, Class A *                         7             609

 Genworth Financial, Class A                           447,000       12,301

 Hartford Financial Services                           64,000        4,388

 Marsh & McLennan                                      363,000       11,042

 Ohio Casualty *                                       162,000       3,723

 Prudential                                            134,400       7,715

 Safeco                                                39,500        1,924

 XL Capital, Class A                                   83,000        6,007

                                                                     65,613

 Thrifts & Mortgage Finance  9.8%
 Fannie Mae                                            11,800        642

 Freddie Mac                                           14,500        916

 MGIC Investment                                       283,000       17,453

 Radian                                                390,000       18,619

                                                                     37,630

 Total Financials                                                    343,059

 INDUSTRIALS & BUSINESS SERVICES  1.9%
 Industrial Conglomerates  1.9%
 GE                                                    207,000       7,465

 Total Industrials & Business Services                               7,465

 INFORMATION TECHNOLOGY  2.5%
 IT Services  2.5%
 First Data                                            240,000       9,434

 Total Information Technology                                        9,434

 Total Common Stocks (Cost  $293,647)                                359,958

 SHORT-TERM INVESTMENTS  6.4%
 Money Market Fund  6.4%
 T. Rowe Price Reserve Investment Fund, 2.67% #+       24,572,938    24,573

 Total Short-Term Investments (Cost  $24,573)                        24,573

 Total Investments in Securities
 100.4% of Net Assets (Cost $318,220)                   $            384,531


 (1)  Denominated in U.S. dollars unless otherwise noted
 #    Seven-day yield
 *    Non-income producing
 +    Affiliated company - See Note 3.
 CHF  Swiss franc
 EUR  Euro
 GBP  British pound

 The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Financial Services Fund
Unaudited
March 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Financial Services Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks long-term growth of capital and a modest level of income.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.


Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions
Investment transactions are accounted for on the trade date.


NOTE 2 - FEDERAL INCOME TAXES

At March 31, 2005, the cost of investments for federal income tax purposes was $318,220,000. Net unrealized gain aggregated $66,303,000 at period-end, of which $69,551,000 related to appreciated investments and $3,248,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of March 31, 2005.


NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the three months ended March 31, 2005, dividend income from the Reserve Funds totaled $54,000, and the value of shares of the Reserve Funds held at March 31, 2005 and December 31, 2004 was $24,573,000 and $3,639,000, respectively.




Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.




                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Financial Services Fund, Inc.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     May 18, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     May 18, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     May 18, 2005